Commitments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [Line Items]
Commitments to purchase property, plant and equipment	$ 179.8	$ 132.9
2019 [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Commitments to purchase property, plant and equipment	88.0
2020 [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Commitments to purchase property, plant and equipment	73.6
2021 [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Commitments to purchase property, plant and equipment	$ 18.2
Office equipment [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Terms of operating lease commitments	one to 10 years
Vehicles [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Terms of operating lease commitments	three and four years